Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Supplemental Cash Flow Information [Abstract]
Supplemental Cash Flow Information

20. Supplemental Cash Flow Information

The following table provides supplemental cash flow information (dollars in thousands):

	Three Months Ended March 31,
	2022	2021
Cash interest paid	$1,495	$—

Significant non-cash financing and investing activities:
Increase in debt from in-kind interest	2,340	3,971
Mobile equipment acquired by note payable	—	407
Plant, equipment, and mine development additions included in accounts payable	—	911
Liability based restricted stock units transferred to equity	37	—
Debt issuance costs paid in-kind	3,300	—
Accrual of equity issuance costs included in Accounts payable and accrued expenses	766	—

21. Supplemental Cash Flow Information

The following table provides supplemental cash flow information (dollars in thousands):

	Year Ended December 31,
	2021	2020
Cash interest paid	$3,732	$5,366

Significant non-cash financing and investing activities:
Exchange of Seller’s 1.5 Lien Notes for HYMC common stock	—	160,254
Exchange of Seller’s 1.25 Lien Notes for Subordinated Notes	—	80,000
Exchange of Seller’s 1.25 Lien Notes for HYMC common stock	—	48,459
Write-off of Seller’s debt issuance costs	—	8,202
Increase in debt from in-kind interest	11,425	—
Plant, equipment, and mine development additions included in Accounts payable and accrued liabilities	538	1,229
Accrual of deferred financing and equity issuance costs	—	94
Liability based restricted stock units transferred to equity	765	—